UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Allen Operations LLC
Address: 711 Fifth Avenue
         New York, New York  10022

13F File Number:  028-12302

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard M. Felson
Title:     Vice President
Phone:     (212) 832-8000

Signature, Place, and Date of Signing:

 /s/    Howard M. Felson     New York, NY/USA     November 8, 2012

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-11378                     Allen Investment Management LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $43,792 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMBASSADORS GROUP INC          COM              023177108      345    63920 SH       DEFINED                 63920        0        0
AMERICAN EXPRESS CO            COM              025816109     1228    21600 SH       DEFINED                 21600        0        0
APPLE INC                      COM              037833100     4463     6691 SH       DEFINED                  6691        0        0
ARGAN INC                      COM              04010E109     1396    80000 SH       DEFINED                 80000        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     5441       41 SH       DEFINED                    41        0        0
COCA COLA CO                   COM              191216100     2498    65854 SH       DEFINED                 65854        0        0
FASTENAL CO                    COM              311900104      688    16000 SH       DEFINED                 16000        0        0
FIRST REP BK SAN FRANCISCO C   COM              33616C100     2340    67900 SH       DEFINED                 67900        0        0
GOOGLE INC                     CL A             38259P508     3341     4428 SH       DEFINED                  4428        0        0
GROUPON INC                    COM CL A         399473107     1605   336876 SH       DEFINED                336876        0        0
HIGHER ONE HLDGS INC           COM              42983D104     2696   200000 SH       DEFINED                200000        0        0
IAC INTERACTIVECORP            COM PAR $.001    44919P508      560    10754 SH       DEFINED                 10754        0        0
LOWES COS INC                  COM              548661107     4147   137135 SH       DEFINED                137135        0        0
MASTERCARD INC                 CL A             57636Q104     3064     6788 SH       DEFINED                  6788        0        0
MCDONALDS CORP                 COM              580135101      422     4600 SH       DEFINED                  4600        0        0
MEDASSETS INC                  COM              584045108     1335    75000 SH       DEFINED                 75000        0        0
MELA SCIENCES INC              COM              55277R100       45    13878 SH       DEFINED                 13878        0        0
NETFLIX INC                    COM              64110L106      723    13285 SH       DEFINED                 13285        0        0
PROCTER & GAMBLE CO            COM              742718109     4044    58300 SH       DEFINED                 58300        0        0
QUALCOMM INC                   COM              747525103     1874    30000 SH       DEFINED                 30000        0        0
XO GROUP INC                   COM              983772104     1537   184001 SH       DEFINED                184001        0        0